CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		27 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Net loss for the period	$ (7,721,979)	$ (5,165,622)	$ (52,971,502)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities	(16,834)	(110,619)	1,316,452
Adjustment for realized gains included in net loss	(7,373)	(198,191)	(1,021,692)
Other comprehensive loss	(24,207)	(308,810)	294,760
Comprehensive loss for the period	$ (7,746,186)	$ (5,474,432)	$ (52,676,742)